Cover	May 23, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001655050
Document Period End Date	May 23, 2024
Entity Registrant Name	BAIN CAPITAL SPECIALTY FINANCE, INC.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	814-01175
Entity Tax Identification Number	81-2878769
Entity Address, Address Line One	200 CLARENDON STREET
Entity Address, Address Line Two	37th FLOOR
Entity Address, City or Town	BOSTON
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	516-2000
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	BCSF
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false